CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Revenues	$ 56,832,000	$ 62,521,000	$ 81,149,000
Cost of sales	(37,382,000)	(45,253,000)	(47,695,000)
Gross profit	19,450,000	17,268,000	33,454,000
Other operating income	141,000	343,000	4,428,000
Research and development expenses	(4,379,000)	(4,138,000)	(4,497,000)
Selling, general and administrative expenses	(31,152,000)	(26,983,000)	(22,503,000)
Impairment charges	(11,105,000)	(5,839,000)	(6,944,000)
Operating (loss)/profit	(27,045,000)	(19,349,000)	3,938,000
Financial income	1,171,000	303,000	1,223,000
Financial expenses	(11,053,000)	(24,734,000)	(7,085,000)
Net financing expense	(9,882,000)	(24,431,000)	(5,862,000)
Loss before tax	(36,927,000)	(43,780,000)	(1,924,000)
Total income tax credit	59,000	194,000	74,000
Loss for the year on continuing operations	(36,868,000)	(43,586,000)	(1,850,000)
Profit for the year on discontinued operations	12,850,000	2,577,000	2,725,000
(Loss)/profit for the year (all attributable to owners of the parent)	(24,018,000)	(41,009,000)	875,000
American depositary share [Member]
Disclosure of classes of share capital [line items]
(Loss)/profit for the year (all attributable to owners of the parent)	$ 24,018,000	$ 41,009,000	$ (875,000)
Basic (loss)/profit per ADS (US Dollars) – continuing operations	$ (4.81)	$ (6.46)	$ (0.44)
Diluted (loss)/profit per ADS (US Dollars) – continuing operations	(4.81)	(6.46)	(0.44)
Basic (loss)/profit per ADS (US Dollars) – group	(3.14)	(6.08)	0.21
Diluted (loss)/profit per ADS (US Dollars) – group	$ (3.14)	$ (6.08)	$ 0.16
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
(Loss)/profit for the year (all attributable to owners of the parent)	$ 24,018,000	$ 41,009,000	$ 875,000
Basic (loss)/profit per ADS (US Dollars) – continuing operations	$ (0.24)	$ (0.32)	$ (0.02)
Diluted (loss)/profit per ADS (US Dollars) – continuing operations	(0.24)	(0.32)	(0.02)
Basic (loss)/profit per ADS (US Dollars) – group	(0.16)	(0.3)	0.01
Diluted (loss)/profit per ADS (US Dollars) – group	$ (0.16)	$ (0.3)	$ 0.01